Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Summary of Compensation for Key Management and Non-executive Directors	ompensation for key management and non-executive directors (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Salaries and other short-term employee benefits	$1,083	$347	$2,854	$1,516
Pension costs	69	60	140	130
Share-based compensation expense	3,290	2,678	6,211	5,489
Total	$4,442	$3,085	$9,205	$7,135